Income taxes - Unrecognized deferred tax assets and investment tax credit (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Research And Development Expenses, Without Time Limitation [Member] | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	$ 9,917,779	$ 9,232,220
Research And Development Expenses, Without Time Limitation [Member] | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	9,511,671	8,782,931
Federal Research And Development Investment Tax Credits [Member] | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	2,203,386	3,076,049
Federal Research And Development Investment Tax Credits [Member] | 2027 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized		18,373
Federal Research And Development Investment Tax Credits [Member] | 2028 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized		192,436
Federal Research And Development Investment Tax Credits [Member] | 2029 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized		366,539
Federal Research And Development Investment Tax Credits [Member] | 2030 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized		89,879
Federal Research And Development Investment Tax Credits [Member] | 2031 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized		223,759
Federal Research And Development Investment Tax Credits [Member] | 2032 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized		186,031
Federal Research And Development Investment Tax Credits [Member] | 2033 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized		105,216
Federal Research And Development Investment Tax Credits [Member] | 2034 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	361,430	212,609
Federal Research And Development Investment Tax Credits [Member] | 2035 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	488,555	488,555
Federal Research And Development Investment Tax Credits [Member] | 2036 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	359,594	359,594
Federal Research And Development Investment Tax Credits [Member] | 2037 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	253,885	253,885
Federal Research And Development Investment Tax Credits [Member] | 2038 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	186,015	186,015
Federal Research And Development Investment Tax Credits [Member] | 2039 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	411,540	$ 393,158
Federal Research And Development Investment Tax Credits [Member] | 2040 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	$ 142,367